Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Underlying other income	[1]			£ (21,120)
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue			£ 1,059
Lloyds Banking Group share incentive plan | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		3,280,207	32,377,089
Lloyds Banking Group employee share ownership trust | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		57,736,111	311,540,740
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)		£ 0.0184	£ 0.0160
Dividends proposed or declared before financial statements authorised for issue		£ 1,169

[1]	2 Restated for presentational changes; see note 1.